Statement of Stockholders' Equity - USD ($)	Total	Founders	Private Placement Founders	Underwriters	IPO	Common Stock	Common Stock Founders	Common Stock Private Placement Founders	Common Stock Underwriters	Common Stock IPO	Additional Paid-in Capital	Additional Paid-in Capital Founders	Additional Paid-in Capital Private Placement Founders	Additional Paid-in Capital Underwriters	Additional Paid-in Capital IPO	Retained Earnings (Accumulated Deficit)
Balance at Mar. 05, 2019
Balance, Shares at Mar. 05, 2019
Sale of common stock		$ 25,000	$ 5,675,000	$ 1,200,000	$ 168,167,570		$ 431	$ 57	$ 12	$ 1,725		$ 24,569	$ 5,674,943	$ 1,199,988	$ 168,165,845
Sale of common stock, Shares							4,307,500	567,500	120,000	17,250,000
Issuance of insider shares for no consideration						$ 1					(1)
Issuance of Insider shares for no consideration, Shares						5,000
Cancellation of insider shares						$ (1)					1
Cancellation of insider shares, Shares						(5,000)
Shares subject to redemption	(170,428,020)					$ (1,705)					(170,426,315)
Shares subject to redemption, Shares						(17,042,802)
Net income (loss)	360,451															360,451
Balance at Dec. 31, 2019	$ 5,000,001					$ 520					4,639,030					360,451
Balance, Shares at Dec. 31, 2019	5,202,198					5,202,198
Issuance of Insider shares for no consideration, Shares	5,000
Shares subject to redemption	$ 9,055,490					$ 91					$ 9,055,399
Shares subject to redemption, Shares						905,549
Shares redeemed	(5,857,340)					(58)					(5,857,282)
Shares redeemed (in share)						(579,881)
Net income (loss)	$ (3,198,141)															(3,198,141)
Balance at Dec. 31, 2020	$ 5,000,010					$ 553					$ 7,837,147					$ (2,837,690)
Balance, Shares at Dec. 31, 2020	5,527,866					5,527,866